Accounts receivable - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Account receivable
Beginning balance	$ 31,986	$ 38,223	$ 67,482
(Decrease) increase in the provision	(241)	(5,960)	(10,561)
Write-off	(22,753)	(277)	(18,698)
Ending balance	8,992	31,986	$ 38,223
Financial assets past due but not impaired
Account receivable
Gross book value	766,748
Collateral	78,987
Beginning balance	31,986
(Decrease) increase in the provision	(241)
Write-off	(22,753)
Ending balance	8,992	31,986
Financial assets past due but not impaired | Airports
Account receivable
Gross book value	731,146
Collateral	69,221
Beginning balance	31,475
(Decrease) increase in the provision	125
Write-off	(22,753)
Ending balance	$ 8,847	31,475
Financial assets past due but not impaired | Airports | Bottom of range
Account receivable
Probability of default	0.00%
Loss due to default	0.00%
Financial assets past due but not impaired | Airports | Top of range
Account receivable
Probability of default	100.00%
Loss due to default	100.00%
Financial assets past due but not impaired | Others
Account receivable
Gross book value	$ 35,602
Collateral	9,766
Beginning balance	511
(Decrease) increase in the provision	(366)
Ending balance	$ 145	$ 511
Financial assets past due but not impaired | Others | Bottom of range
Account receivable
Probability of default	0.00%
Loss due to default	0.00%
Financial assets past due but not impaired | Others | Top of range
Account receivable
Probability of default	100.00%
Loss due to default	100.00%